Operational leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases
Lease expense	$ 8,600	$ 7,400	$ 5,000
Minimum future lease payments	20,375
2018
Operating leases
Minimum future lease payments	7,451
2019
Operating leases
Minimum future lease payments	5,369
2020
Operating leases
Minimum future lease payments	3,294
2021
Operating leases
Minimum future lease payments	1,816
2022
Operating leases
Minimum future lease payments	1,425
2023 and thereafter
Operating leases
Minimum future lease payments	$ 1,020